ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES

12 Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2021	2020
	US$	US$

Accounts payable	10,848	7,353
Accruals	11,964,341	4,803,814
Prefunding from remittance customers	45,522,545	47,290,380
Incentives received for credit card program	700,521	704,682
Prefunding from airtime customers	936,740	926,791
Current portion of finance lease liabilities	38,437	36,993
Cash received for the subscription of Convertible Promissory Note	1,058,072	1,064,357
Accrued interest	468,076	320,037
Tax payable	16,367	324,683
Other payables	684,023	678,668
	61,399,970	56,157,758

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS